Policyholder liabilities and unallocated surplus - Segmental Analysis of Total Charge for Benefit and Claims and Movement in Unallocated Surplus (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Insurance contracts
Claims incurred, net of reinsurance	$ (4,003)	$ (3,289)
(Increase) decrease in policyholder liabilities, net of reinsurance	(2,675)	(7,697)
Movement in unallocated surplus of with-profits funds	(1,070)	(742)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(7,748)	(11,728)
Hong Kong
Insurance contracts
Claims incurred, net of reinsurance	(818)	(775)
(Increase) decrease in policyholder liabilities, net of reinsurance	(369)	(7,510)
Movement in unallocated surplus of with-profits funds	(1,121)	(624)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(2,308)	(8,909)
Indonesia
Insurance contracts
Claims incurred, net of reinsurance	(602)	(460)
(Increase) decrease in policyholder liabilities, net of reinsurance	266	758
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(336)	298
Malaysia
Insurance contracts
Claims incurred, net of reinsurance	(482)	(376)
(Increase) decrease in policyholder liabilities, net of reinsurance	(68)	(39)
Movement in unallocated surplus of with-profits funds	51	(118)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(499)	(533)
Singapore
Insurance contracts
Claims incurred, net of reinsurance	(1,346)	(1,046)
(Increase) decrease in policyholder liabilities, net of reinsurance	(2,197)	(473)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(3,543)	(1,519)
Growth markets and other
Insurance contracts
Claims incurred, net of reinsurance	(755)	(632)
(Increase) decrease in policyholder liabilities, net of reinsurance	(307)	(433)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	$ (1,062)	$ (1,065)